COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2016 USD ($)
Operating Leased Assets [Line Items]
2017	$ 65,728
2018	81,279
2019	83,717
2020	86,229
2021	36,881
Operating Leases, Future Minimum Payments Due, Total	$ 353,834